Stock Option Plans - Additional Information (Detail) - TUHURA BIOSCIENCES, INC. AND SUBSIDIARY [Member] - USD ($)	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award equity instruments other than options aggregate intrinsic value outstanding	$ 2,933,000	$ 1,964,000	$ 2,035,000
Unrecognized share based compensation arrangement	$ 2,263,000	$ 796,000
2019 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of shares authorized		20,000,000
2016 Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation arrangement by share based payment award number of shares authorized		4,000,000